Major Events in the Period and Events After the Period - Signature of a Licensing and Partnership Agreement with Ipsen (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
New shares created (in shares)	49,834,983	49,834,983